STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Total	Common Class A	Common Class F	Common Stock Common Class A	Common Stock Common Class F	Additional Paid-in Capital	Accumulated Deficit	Wilco Holdco Inc	Wilco Holdco Inc Common Stock	Wilco Holdco Inc Additional Paid-in Capital	Wilco Holdco Inc Accumulated Other Comprehensive Loss	Wilco Holdco Inc Accumulated Deficit	Wilco Holdco Inc Noncontrolling Interest
Beginning balance at Jan. 01, 2018									$ 942,764,000	$ 9,000	$ 947,839,000		$ (19,943,000)	$ 14,859,000
Beginning balance (in shares) at Jan. 01, 2018										938,557
Stock-based compensation									2,935,000		2,935,000
Cumulative impact of ASC 606 adoption									380,000				380,000
Other comprehensive income (loss)	[1]								(1,309,000)			$ (1,309,000)
Distribution to non-controlling interest holder									(1,817,000)					(1,817,000)
Net income attributable to non-controlling interest									3,887,000					3,887,000
Net income (loss)									(48,814,000)				(48,814,000)
Ending balance at Dec. 31, 2018									898,026,000	$ 9,000	950,774,000	(1,309,000)	(68,377,000)	16,929,000
Ending balance (in shares) at Dec. 31, 2018										938,557
Stock-based compensation									1,822,000		1,822,000
Contributions related to acquisitions									200,000		200,000
Other comprehensive income (loss)	[1]								(16,000)			(16,000)
Distribution to non-controlling interest holder									(4,862,000)					(4,862,000)
Net income attributable to non-controlling interest									4,400,000					4,400,000
Net income (loss)									5,349,000				5,349,000
Ending balance at Dec. 31, 2019									$ 904,919,000	$ 9,000	952,796,000	(1,325,000)	(63,028,000)	16,467,000
Ending balance (in shares) at Dec. 31, 2019									938,557	938,557
Ending balance at Dec. 31, 2019									$ 888,452,000
Stock-based compensation									494,000		494,000
Cumulative impact of ASC 842 adoption									(405,000)				(405,000)
Other comprehensive income (loss)	[2]								265,000			265,000
Distribution to non-controlling interest holder									(1,553,000)					(1,553,000)
Net income attributable to non-controlling interest									1,330,000					1,330,000
Net income (loss)									(9,436,000)				(9,436,000)
Ending balance at Mar. 31, 2020									895,614,000	$ 9,000	953,290,000	(1,060,000)	(72,869,000)	16,244,000
Ending balance (in shares) at Mar. 31, 2020										938,557
Beginning balance at Dec. 31, 2019									$ 904,919,000	$ 9,000	952,796,000	(1,325,000)	(63,028,000)	16,467,000
Beginning balance (in shares) at Dec. 31, 2019									938,557	938,557
Beginning balance at Dec. 31, 2019									$ 888,452,000
Stock-based compensation									1,936,000		1,936,000
Cumulative impact of ASC 842 adoption									(405,000)				(405,000)
Other comprehensive income (loss)	[1]								(582,000)			(582,000)
Distribution to non-controlling interest holder									(4,453,000)					(4,453,000)
Net income attributable to non-controlling interest									5,073,000					5,073,000
Net income (loss)									(5,371,000)				(5,371,000)
Ending balance at Dec. 31, 2020									$ 901,117,000	$ 9,000	954,732,000	(1,907,000)	(68,804,000)	17,087,000
Ending balance (in shares) at Dec. 31, 2020			5,071,608	8,625,000	5,071,608	8,625,000			938,557	938,557
Ending balance at Dec. 31, 2020		$ 5,000,006			$ 507	$ 863	$ 18,610,675	$ (13,612,039)	$ 884,030,000
Beginning balance (in shares) at Jun. 09, 2020					0	0
Beginning balance at Jun. 09, 2020		0			$ 0	$ 0	0	0
Net income (loss)		(8,811,802)
Ending balance (in shares) at Sep. 30, 2020			4,591,584
Beginning balance (in shares) at Jun. 09, 2020					0	0
Beginning balance at Jun. 09, 2020		0			$ 0	$ 0	0	0
Issuance of Class F common stock to the Sponsor (in shares)						8,625,000
Issuance of Class F common stock to the Sponsor		25,000				$ 863	24,137
Sale of Units in Initial Public Offering, net of offering costs related to Class A common stock and initial fair value of Public Warrants (in shares)					34,500,000
Sale of Units in Initial Public Offering, net of offering costs related to Class A common stock and initial fair value of Public Warrants		$ 312,870,965			$ 3,450		312,867,515
Class A common stock subject to possible redemption (in shares)		(294,283,920)			(29,428,392)
Class A common stock subject to possible redemption					$ (2,943)		(294,280,977)
Net income (loss)		$ (13,612,039)						(13,612,039)
Ending balance at Dec. 31, 2020									$ 901,117,000	$ 9,000	954,732,000	(1,907,000)	(68,804,000)	17,087,000
Ending balance (in shares) at Dec. 31, 2020			5,071,608	8,625,000	5,071,608	8,625,000			938,557	938,557
Ending balance at Dec. 31, 2020		5,000,006			$ 507	$ 863	18,610,675	(13,612,039)	$ 884,030,000
Stock-based compensation									504,000		504,000
Other comprehensive income (loss)	[2]								561,000			561,000
Class A common stock subject to possible redemption (in shares)					(780,320)
Distribution to non-controlling interest holder									(3,575,000)					(3,575,000)
Class A common stock subject to possible redemption		(7,803,200)			$ (78)		(7,803,122)
Net income attributable to non-controlling interest									1,309,000					1,309,000
Net income (loss)		7,803,204						7,803,204	(19,127,000)				(19,127,000)
Ending balance at Mar. 31, 2021									$ 880,789,000	$ 9,000	$ 955,236,000	$ (1,346,000)	$ (87,931,000)	$ 14,821,000
Ending balance (in shares) at Mar. 31, 2021			4,291,288	8,625,000	4,291,288	8,625,000			938,557	938,557
Ending balance at Mar. 31, 2021		$ 5,000,010			$ 429	$ 863	$ 10,807,553	$ (5,808,835)	$ 865,968,000

[1]	Other comprehensive loss relates to unrealized loss on interest rate swap
[2]	Other comprehensive income relates to unrealized gain on interest rate swap